Pensions and other post-retirement benefits - Disclosure of amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Included within operating costs
Administration costs	£ 19	£ 20	£ 18
Defined benefit plan costs:
Current service cost	194	223	175
Past service cost – augmentations	0	1	0
Past service cost/(credit) – redundancies	5	1	(1)
Special termination benefit cost – redundancies	3	9	5
Gains on settlement	(45)	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	157	234	179
Included within finance income and costs
Net interest (income)/cost	(85)	(2)	38
Total included in income statement	91	252	235
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(1,364)	2,481	1,408
Exchange adjustments	41	7	186
Total included in the statement of other comprehensive income	(1,323)	2,488	1,594
Discontinued operations
Included within operating costs
Administration costs	0	4	3
Included within finance income and costs
Net interest (income)/cost	0	(2)	(13)
Total included in income statement	0	10	10
Total included in the statement of other comprehensive income	0	309	(250)
Pensions | UK
Included within operating costs
Administration costs	9	11	9
Defined benefit plan costs:
Current service cost	69	83	28
Past service cost – augmentations	0	1	0
Past service cost/(credit) – redundancies	5	1	(1)
Special termination benefit cost – redundancies	3	9	5
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	77	94	32
Included within finance income and costs
Net interest (income)/cost	(64)	(7)	(38)
Total included in income statement	22	98	3
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(1,183)	1,577	(622)
Exchange adjustments	0	0	0
Total included in the statement of other comprehensive income	(1,183)	1,577	(622)
Actuarial loss arising from buy-in arrangement			100
Pensions | US
Included within operating costs
Administration costs	8	7	7
Defined benefit plan costs:
Current service cost	88	101	104
Past service cost – augmentations	0	0	0
Past service cost/(credit) – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Gains on settlement	(45)	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	43	101	104
Included within finance income and costs
Net interest (income)/cost	(21)	0	35
Total included in income statement	30	108	146
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(242)	532	1,017
Exchange adjustments	36	11	83
Total included in the statement of other comprehensive income	(206)	543	1,100
Other post-retirement benefits | US
Included within operating costs
Administration costs	2	2	2
Defined benefit plan costs:
Current service cost	37	39	43
Past service cost – augmentations	0	0	0
Past service cost/(credit) – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	37	39	43
Included within finance income and costs
Net interest (income)/cost	0	5	41
Total included in income statement	39	46	86
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	61	372	1,013
Exchange adjustments	5	(4)	103
Total included in the statement of other comprehensive income	£ 66	£ 368	£ 1,116